Level 3 Financial Instrument Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Level 3 Financial Instrument Narrative Details
Opening Balance of Financial Instrument			$ 5,072,579
Stock issued		$ 4,017,623
Exercises	(3,257,359)	(5,276,018)
Change in fair value recognized in operations	(1,975,858)	1,795,205
Closing Balance of Finacial Instrument	$ 376,172	$ 5,609,389